SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Ordinary Share (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise of warrants (shares)	12,521,494	12,521,494
Reconciliation of Net Loss per Common Share
Interest earned on marketable securities held in Trust Account	$ 45,303	$ 49,590
Net loss	(8,167,283)	(1,658,775)
Redeemable Class A Ordinary Shares
Reconciliation of Net Loss per Common Share
Interest earned on marketable securities held in Trust Account	36,684	43,349
Net loss allocable to Redeemable Class A Ordinary Shares	$ 36,684	$ 43,349
Basic and diluted weighted average shares outstanding	23,040,654	21,396,989
Basic and diluted weighted average shares outstanding		21,396,989
Basic and diluted income per share	$ 0.00	$ 0.00